Consolidated Statements of Comprehensive Earnings (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of comprehensive income [abstract]
Gains (losses) on exchange differences on translation of foreign operations, net of tax	$ 0	$ 0
Gains (losses) on cash flow hedges, net of tax	0	0
Gains (losses) on change in value of foreign currency basis spreads, net of tax	$ 853	$ 853